PUBLIC OFFERING (Details) - Initial Public Offering	Jul. 12, 2021 $ / shares shares
PUBLIC OFFERING
Number of units sold	50,000,000
Additional shares issued to underwriters for exercise of option	5,000,000
Purchase price, per unit | $ / shares	$ 10.00